PERFORMANCE SHARE UNITS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
PERFORMANCE SHARE UNITS
PERFORMANCE SHARE UNITS

NOTE 7: PERFORMANCE SHARE UNITS

On January 27, 2014, the Company entered into a Performance Share Unit Agreement under the AudioEye, Inc. 2013 Incentive Compensation Plan with Paul Arena, the Company’s Executive Chairman. Mr. Arena was granted an award of up to an aggregate of 3,000,000 Performance Share Units (“PSUs”).  Each PSU represents the right to receive one share of the Company’s common stock.  The number of PSUs for a performance period will be determined by the level of achievement of performance goals in accordance with the terms and provisions of the Performance Share Unit Agreement.

Below is a table summarizing the Company’s outstanding performance share units as of March 31, 2014 and December 31, 2013:

			Wtd Avg.
	Number of PSUs	Wtd Avg. Grant Price	Remaining Term
Outstanding at December 31, 2013	1,000,000	$0.45	2

Granted	3,000,000	0.33	2.67

Outstanding at March 31, 2014	4,000,000	$0.36	2.50

For the three months ended March 31, 2014 and 2013, the Company has incurred performance share unit-based expense of $95,653 and $0, respectively. For the three months ended March 31, 2014 and 2013, stock compensation expense related to the options, warrants and performance stock units totaled $807,356 and $86,006, respectively. The total stock compensation expense related to the options, warrants and performance stock units to be amortized through March 2017 is $2,402,590  as of March 31, 2014.

NOTE 13: PERFORMANCE SHARE UNITS

On August 7, 2013, the Company entered into Performance Share Unit Agreements under the AudioEye, Inc. 2012 Incentive Compensation Plan with Nathaniel Bradley, Sean Bradley and James Crawford:

•                  Nathaniel Bradley. Mr. Bradley was granted an award of up to an aggregate of 200,000 Performance Share Units (“PSUs”), subject to increase of up to a total of 400,000 PSUs over a three-year period.  Each PSU represents the right to receive one share of the Company’s common stock.  The number of PSUs for a performance period will be determined by the level of achievement of performance goals in accordance with the terms and provisions of the Performance Share Unit Agreement.

•                  Sean Bradley. Mr. Bradley was granted an award of up to an aggregate of 200,000 PSUs, subject to increase of up to a total of 300,000 PSUs over a three-year period.  Each PSU represents the right to receive one share of the Company’s common stock.  The number of PSUs for a performance period will be determined by the level of achievement of performance goals in accordance with the terms and provisions of the Performance Share Unit Agreement.

•                  James Crawford. Mr. Crawford was granted an award of up to an aggregate of 200,000 PSUs, subject to increase of up to a total of 300,000 PSUs over a three-year period.  Each PSU represents the right to receive one share of the Company’s common stock.  The number of PSUs for a performance period will be determined by the level of achievement of performance goals in accordance with the terms and provisions of the Performance Share Unit Agreement.

The Company estimates that 100% of the PSUs or 1,000,000 incentive shares will be issued. The closing stock price on the date of the agreements on August 7, 2013 was $0.45. Total PSUs expense of $450,000 will be amortized over the performance period from grant through March 31, 2016.

For the year ending December 31, 2013, the Company has incurred performance share unit based expense of $112,603 and has additional expense to be amortized of $337,397 through the first quarter of 2016.